Inventories, Net - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Write-down of inventories	$ 5,160	$ 43,190	$ 155,600
Work in process	$ 1,871,933	$ 1,321,802